Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 28, 2023
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2023
Prospectus Date	rr_ProspectusDate	Jun. 28, 2023
MUSQ Global Music Industry ETF | MUSQ Global Music Industry ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MUSQ